Trade accounts receivable	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade accounts receivable
9.	Trade accounts receivable

	2018	2017
Accounts receivable from clients	32,823	19,078
Other trade accounts receivable	19,538	9,090
Allowance for expected credit losses	(7,745)	(5,048)

	44,616	23,120

Trade accounts receivables are amounts due from clients mainly related to equipment rental and other services and Pin Pads & POS sales to other customers. Trade accounts receivable are generally due between 30 and 60 days, therefore are all classified as current.

The Group records an allowance for expected credit losses of trade receivables from the lease of equipment to clients based on an expected credit loss model covering history of defaults and the expected nature and level of risk associated with receivables. See Note 3.5 (i) for further details.

The movement in the allowance for expected credit losses of trade receivables:

	2018	2017
At January 1	5,048	3,205
Charge for the year	12,257	3,943
Reversal	(3,051)	(1,227)
Write-off	(6,509)	(873)

At December 31	7,745	5,048